NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties (Details) - USD ($)	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt Conversion [Line Items]
Unamortized deferred financing costs			$ (88,522)					$ (3,352,008)
Current portion of notes payable	$ 5,645,824		9,242,183					2,147,992
Convertible notes payable, long-term					$ 4,683,068	$ 5,589,468	$ 6,967,951	6,967,951
Long-term debt amount			9,242,183					9,115,943
Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Notes Issued	4,047,000
Liqueous Promissory Note
Debt Conversion [Line Items]
Notes Issued	1,053,824		1,053,824	$ 1,053,824
TAG Promissory Note
Debt Conversion [Line Items]
Notes Issued	$ 545,000	$ 545,000
Junior Notes Issued November 2023
Debt Conversion [Line Items]
Notes Issued			2,369,122					5,500,000
August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued			537,375
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued			687,315
Promissory Note
Debt Conversion [Line Items]
Notes Issued			1,053,824	$ 1,053,824
Senior Convertible Notes Issued June 2023
Debt Conversion [Line Items]
Notes Issued			$ 4,683,069
Convertible notes payable, long-term								$ 6,967,951